May 01, 2018
RUSSELL INVESTMENT FUNDS

Supplement dated September 19, 2018 to

PROSPECTUS DATED MAY 1, 2018,

As supplemented June 7, 2018

U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY:

(i)
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.73%
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.03%)	0.13%
Total Annual Fund Operating Expenses	0.86%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

(ii)
The following information is added at the end of the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

The Fund may employ long-short equity strategies pursuant to which it sells securities short.

(iii)	The following information is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund:

•
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

•
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.